Utility Plant and Leases - Schedule of Capital Leases of Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Leases [Abstract]
Capital leased assets, gross	$ 2,159	$ 3,189
Less: accumulated amortization	(1,000)	(1,172)
Capital leased assets, net	$ 1,159	$ 2,017